Short-Term Investments	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
SHORT-TERM INVESTMENTS
3.
SHORT-TERM INVESTMENTS

As of December 31, 2022 and 2023, the Group’s short-term investments consist of available-for-sale debt securities with maturities of less than one year purchased from commercial banks and other financial institutions.